John Hancock Funds II
Supplement dated February 2, 2018 to the current Statement of Additional Information (the SAI), as may be supplemented

The following information modifies and supplements the information presented in Appendix B of the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (US) LLC (JHAM (US)) regarding the portfolio managers of the Funds listed below (each a Fund).

JOHN HANCOCK ASSET MANAGEMENT A DIVISION OF MANULIFE ASSET MANAGEMENT (US) LLC

Alternative Asset Allocation Fund
Asia Pacific Total Return Bond Fund
Emerging Markets Debt Fund
Fundamental Global Franchise Fund
Global Equity Fund
Income Allocation Fund
International Strategic Equity Allocation Fund
Multi-Index Lifestyle Portfolios
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifetime Portfolios
Short Term Government Income Fund
Strategic Equity Allocation Fund
Strategic Income Opportunities Fund
U.S. Strategic Equity Allocation Fund

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table shows the portfolio managers at JHAM (US) who are jointly and primarily responsible for the day-to-day management of the stated Funds’ portfolios (or portion thereof).

Fund	Portfolio Managers
Alternative Asset Allocation Fund, Income Allocation Fund, International Strategic Equity Allocation Fund, Multi-Index Lifestyle Portfolios, Multi-Index Lifetime Portfolios, Multi-Index Preservation Portfolios, Multimanager Lifetime Portfolios, Strategic Equity Allocation Fund, and U.S. Strategic Equity Allocation Fund
Robert Boyda, Marcelle Daher, and Nathan Thooft
Asia Pacific Total Return Bond Fund	Neal Capecci, Endre Pedersen, and Jimond Wong, CFA, CPA
Emerging Markets Debt Fund	Roberto Sanchez-Dahl, CFA, and Paolo H. Valle
Fundamental Global Franchise Fund	Emory W. Sanders, Jr., CFA, and Jonathan White, CFA
Global Equity Fund	Paul Boyne and Doug McGraw
Short Term Government Income Fund	Jeffrey N. Given and Howard C. Greene
Strategic Income Opportunities Fund	Christopher M. Chapman, CFA, Thomas C. Goggins, Daniel S. Janis, III, and Kisoo Park

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the Fund or Funds that he or she manages.

The following table reflects information as of August 31, 2017:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)

Robert Boyda	61	$109,955	19	$9,069	0	$0
Paul Boyne	1	$840	10	$4,051	5	$734
Neal Capecci	2	$449	13	$718	29	$11,228
Christopher M. Chapman, CFA	5	$12,822	32	$17,044	15	$10,088
Marcelle Daher	60	$110,628	19	$484	0	$0
Jeffrey N. Given	57	$148,453	36	$5,817	42	$23,170
Thomas C. Goggins	5	$12,822	31	$16,922	15	$10,088
Howard C. Greene	10	$22,765	14	$1,944	14	$7,723
Daniel S. Janis, III	6	$13,101	34	$17,377	15	$10,088
Doug McGraw	1	$840	10	$4,051	5	$734
Kisoo Park	5	$12,822	33	$17,050	15	$10,088
Endre Pedersen	2	$449	13	$718	29	$11,228
Roberto Sanchez-Dahl	1	$816	4	$133	0	$0
Emory W. Sanders, Jr.	7	$8,991	35	$8,607	12	$2,634
Nathan Thooft	60	$109,955	23	$9,097	0	$0
Paolo H. Valle	1	$816	4	$133	0	$0
Jonathan White	10	$14,634	54	11,669	24	$5,268
Jimond Wong	2	$449	13	$718	29	$11,228

Performance-Based Fees for Other Accounts Managed. Of the accounts in the tables listed above, those for which the Subadvisor receives a fee based on investment performance are listed in the table below:

Paul Boyne	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two accounts in the amount of approximately $475 million.
Thomas C. Goggins	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two accounts in the amount of approximately $6.8 billion.
Daniel S. Janis, III	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two accounts in the amount of approximately $6.8 billion.
Doug McGraw	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two accounts in the amount of approximately $475 million.
Kisoo Park	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Two accounts in the amount of approximately $6.8 billion.
Emory W. Sanders, Jr., CFA	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Three accounts in the amount of approximately $873 million.
Jonathan White, CFA	Other Registered Investment Companies: None Other Pooled Investment Vehicles: None Other Accounts: Three accounts in the amount of approximately $873 million.

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of any Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of August 31, 2017. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund.

Only those portfolio managers that owned shares of a Fund and/or shares of similarly managed accounts are shown.

Portfolio Manager	Dollar Range of Shares Owned by Fund [1]
Robert Boyda
Multi-Index Lifestyle Growth Portfolio – $500,001-$1,000,000
Multi-Index Lifestyle Balanced Portfolio – $100,001-$500,000
Multi-Index Lifestyle Conservative Portfolio – $100,001-$500,000
Multimanager 2020 Lifetime Portfolio – Over $1 million

Paul Boyne	Global Equity Fund – Over $1 million
Neal Capecci	Asia Pacific Total Return Bond Fund – $1-$10,000
Christopher M. Chapman, CFA	Strategic Income Opportunities Fund – $100,001-$500,000
Marcelle Daher	Alternative Asset Allocation Fund – $50,001-$100,000 Multi-Index Lifestyle Growth Fund – $500,001-$1,000,000 Multimanager 2030 Lifetime Portfolio – $500,001-$1,000,000
Jeffrey N. Given	Short Term Government Income Fund – $0
Thomas C. Goggins	Strategic Income Opportunities Fund – Over $1 million
Howard C. Greene	Short Term Government Income Fund – $0
Daniel S. Janis, III	Strategic Income Opportunities Fund – Over $1 million
Doug McGraw	Global Equity Fund – Over $1 million
Kisoo Park	Strategic Income Opportunities Fund – $1-$10,000
Endre Pederson	Asia Pacific Total Return Bond Fund – $1-$10,000
Roberto Sanchez-Dahl	Emerging Markets Debt Fund – $100,001 - $500,000
Emory W. Sanders, Jr., CFA	Fundamental Global Franchise Fund – Over $1 million
Nathan Thooft	Alternative Asset Allocation Fund – $10,001-$50,000 Multimanager 2045 Lifetime Portfolio – $500,001-$1,000,000 Multi-Index Lifestyle Aggressive Portfolio – $100,001-$500,000
Paolo H. Valle	Emerging Markets Debt Fund – $500,001 - $1,000,000
Jonathan White, CFA	Fundamental Global Franchise Fund – Over $1 million
Jimond Wong, CFA, CPA	Asia Pacific Total Return Bond Fund – $1-$10,000

1 As of August 31, 2017, the portfolio managers shown below beneficially owned shares of the Funds as stated below. For Funds not listed, the portfolio manager did not beneficially own any shares of that Fund.
Robert Boyda
Multi-Index Lifestyle Growth Portfolio – $500,001-$1,000,000
Multi-Index Lifestyle Balanced Portfolio – $100,001-$500,000
Multi-Index Lifestyle Conservative Portfolio - $100,001-$500,000
Multimanager 2020 Lifetime Portfolio – Over $1 million

Paul Boyne	Global Equity Fund – Over $1 million
Christopher M. Chapman, CFA	Strategic Income Opportunities Fund – $100,001-$500,000
Marcelle Daher	Alternative Asset Allocation Fund – $50,001-$100,000 Multi-Index Lifestyle Growth Fund – $500,001-$1,000,000 Multimanager 2030 Lifetime Portfolio – $500,001-$1,000,000
Thomas C. Goggins	Strategic Income Opportunities Fund – Over $1 million
Daniel S. Janis, III	Strategic Income Opportunities Fund – Over $1 million
Doug McGraw	Global Equity Fund – Over $1 million
Roberto Sanchez-Dahl	Emerging Markets Debt Fund – $100,001-$500,000
Emory W. Sanders, Jr.	Fundamental Global Franchise Fund – Over $1 million
Nathan Thooft	Alternative Asset Allocation Fund – $10,001-$50,000 Multimanager 2045 Lifetime Portfolio – $500,001-$1,000,000 Multi-Index Lifestyle Aggressive Portfolio – $100,001-$500,000
Paolo H. Valle	Emerging Markets Debt Fund – $500,001-$1,000,000
Jonathan White, CFA	Fundamental Global Franchise Fund – Over $1 million

POTENTIAL CONFLICTS OF INTEREST

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Advisor and Sub-Advisor have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Advisor and Sub-Advisor have structured their compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See “Compensation” below.

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A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. The Sub-Advisor has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

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A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of the Sub-Advisor generally require that such trades be “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Advisor will place the order in a manner intended to result in as favorable a price as possible for such client.

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A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Sub-Advisor receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager’s compensation. See “Compensation” below. Neither the Advisor nor the Sub-Advisor receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.

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A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Advisor imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

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If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern could disadvantage either the account that is long or short. In making portfolio manager assignments, the Sub-Advisor seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

COMPENSATION

The Sub-Advisor has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals. At the Sub-Advisor, the structure of compensation of investment professionals is currently comprised of the following basic components: base salary and an annual investment bonus plan as well as customary benefits that are offered generally to all full-time employees of the Sub-Advisor. A limited number of senior investment professionals, who serve as officers of both the Sub-Advisor and its parent company, may also receive options or restricted stock grants of common shares of Manulife Financial. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the Funds.

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Base salary. Base compensation is fixed and normally reevaluated on an annual basis. The Sub-Advisor seeks to set compensation at market rates, taking into account the experience and responsibilities of the investment professional.

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Investment Bonus Plan. Only investment professionals are eligible to participate in the Investment Bonus Plan. Under the plan, investment professionals are eligible for an annual bonus. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance and aligns the financial incentives of the Sub-Advisor and the investment professional. Any bonus under the plan is completely discretionary, with a maximum annual bonus that may be well in excess of base salary. Payout of a portion of this bonus may be deferred for up to five years. While the amount of any bonus is discretionary, the following factors are generally used in determining bonuses under the plan:

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Investment Performance: The investment performance of all accounts managed by the investment professional over one- and three-year periods are considered. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark identified in the table below (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). With respect to fixed income accounts, relative yields are also used to measure performance.

•	The Profitability of the Sub-Advisor: The profitability of the Sub-Advisor and its parent company are also considered in determining bonus awards.

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Non-Investment Performance: To a lesser extent, intangible contributions, including the investment professional’s support of client service and sales activities, new fund/strategy idea generation, professional growth and development, and management, where applicable, are also evaluated when determining bonus awards.

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Options and Stock Grants. A limited number of senior investment professionals may receive options to purchase shares of Manulife Financial stock. Generally, such option would permit the investment professional to purchase a set amount of stock at the market price on the date of grant. The option can be exercised for a set period (normally a number of years or until termination of employment) and the investment professional would exercise the option if the market value of Manulife Financial stock increases. Some investment professionals may receive restricted stock grants, where the investment professional is entitled to receive the stock at no or nominal cost, provided that the stock is forgone if the investment professional’s employment is terminated prior to a vesting date.

The Sub-Advisor also permits investment professionals to participate on a voluntary basis in a deferred compensation plan, under which the investment professional may elect on an annual basis to defer receipt of a portion of their compensation until retirement. Participation in the plan is voluntary.

JHF II Fund	Peer Group and/or Benchmark Index for Incentive Period
Multi-Index Lifestyle Aggressive Portfolio	Morningstar US OE Large Blend
Multi-Index Lifestyle Balanced Portfolio	Morningstar US OE Moderate Allocation
Multi-Index Lifestyle Conservative Portfolio	Morningstar US OE Conservative Allocation
Multi-Index Lifestyle Growth Portfolio	Morningstar US OE Aggressive Allocation
Multi-Index Lifestyle Moderate Portfolio	Morningstar US OE Conservative Allocation
Multimanager 2010 Lifetime Portfolio	Morningstar US OE Target Date 2000-2010
Multimanager 2015 Lifetime Portfolio	Morningstar US OE Target Date 2011-2015

JHF II Fund	Peer Group and/or Benchmark Index for Incentive Period
Multimanager 2020 Lifetime Portfolio	Morningstar US OE Target Date 2016-2020
Multimanager 2025 Lifetime Portfolio	Morningstar US OE Target Date 2021-2025
Multimanager 2030 Lifetime Portfolio	Morningstar US OE Target Date 2026-2030
Multimanager 2035 Lifetime Portfolio	Morningstar US OE Target Date 2031-2035
Multimanager 2040 Lifetime Portfolio	Morningstar US OE Target Date 2036-2040
Multimanager 2045 Lifetime Portfolio	Morningstar US OE Target Date 2041-2045
Multimanager 2050 Lifetime Portfolio	Morningstar US OE Target Date 2046-2050
Multimanager 2055 Lifetime Portfolio	Morningstar US OE Target Date 2051+
Multimanager 2060 Lifetime Portfolio	Morningstar US OE Target Date 2051+
Multi-Index 2030 Lifetime Portfolio	Morningstar US OE Target Date 2026-2030
Multi-Index 2035 Lifetime Portfolio	Morningstar US OE Target Date 2031-2035
Multi-Index 2040 Lifetime Portfolio	Morningstar US OE Target Date 2036-2040
Multi-Index 2045 Lifetime Portfolio	Morningstar US OE Target Date 2041-2045
Multi-Index 2050 Lifetime Portfolio	Morningstar US OE Target Date 2046-2050
Multi-Index 2055 Lifetime Portfolio	Morningstar US OE Target Date 2051+
Multi-Index 2060 Lifetime Portfolio	Morningstar US OE Target Date 2051+
Multi-Index Income Preservation Portfolio	Morningstar US OE Target Date Retirement
Multi-Index 2020 Preservation Portfolio	Morningstar US OE Target Date 2016-2020
Multi-Index 2025 Preservation Portfolio	Morningstar US OE Target Date 2021-2025
Multi-Index 2030 Preservation Portfolio	Morningstar US OE Target Date 2026-2030
Multi-Index 2035 Preservation Portfolio	Morningstar US OE Target Date 2031-2035
Multi-Index 2040 Preservation Portfolio	Morningstar US OE Target Date 2036-2040
Multi-Index 2045 Preservation Portfolio	Morningstar US OE Target Date 2041-2045
Multi-Index 2050 Preservation Portfolio	Morningstar US OE Target Date 2046-2050
Multi-Index 2055 Preservation Portfolio	Morningstar US OE Target Date 2051+
Multi-Index 2055 Preservation Portfolio	Morningstar US OE Target Date 2051+
Multi-Index 2060 Preservation Portfolio	Morningstar US OE Target Date 2051+
Strategic Equity Allocation Fund	Morningstar US OE World Stock
International Strategic Equity Allocation Fund	Morningstar Foreign Large Blend
Alternative Asset Allocation Fund	Morningstar US OE Multialternative
Income Allocation Fund	Morningstar US OE Conservative Allocation
Strategic Income Opportunities Fund	Morningstar US OE Multisector Bond
Asia Pacific Total Return Bond Fund	Morningstar US OE World Bond
Fundamental Global Franchise Fund	Morningstar US OE World Stock
Global Equity Fund	Morningstar US OE World Stock
Emerging Markets Debt Fund	Morningstar US OE Emerging Markets Bond
Short Term Government Income Fund	Morningstar US OE Short Government
U.S. Strategic Equity Allocation Fund	Morningstar Large Blend

You should read this Supplement in conjunction with the SAI and retain it for future reference.